                                    VARIFLEX

                               1996 ANNUAL REPORT



[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

Security Benefit is one company dedicated to the successful mastery of our mission: MAINTAINING A STRONG FINANCIAL POSITION AND CONSISTENT GROWTH FOR THE PROTECTION AND SECURITY OF ALL OF OUR POLICYHOLDERS AND CUSTOMERS. All of us at Security Benefit renew our commitment to this mission every day. We want to be the best and do our best for you. As a member of the Security Benefit team, I am especially proud that mastering successful growth is an achievement we have come to expect as a team.

It is my pleasure to report that 1996 was again a record year of outstanding achievements for Security Benefit.

*  Sales surpassed 1995 results by 48%

*  Profits are up 18% over last year

*  Revenues and deposit funds exceeded 1995 results by 28%

*  Company assets rose 17% over 1995 figures

These accomplishments would just be facts on paper without the efforts of the people who work at Security Benefit. They are the heart of our company, and I am proud to be part of their team.

My wish for 1997 is to have another record year for our company. Last year's accomplishments will be difficult to top but all of us at Security Benefit have our sights and goals set high. We are well positioned with new, creative products designed in response to our customers' changing investment goals and lifestyle requirements. We know true mastery does not come easily. With perseverance and attention to constantly improving what we do best, I know we can do it.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
President and Chief Executive Officer

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BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

MELANIE S. FANNIN
PRESIDENT
Kansas - Southwestern Bell Telephone
Topeka, Kansas

WILLIAM W. HANNA
PRESIDENT & CHIEF OPERATING OFFICER
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD, PRESIDENT & CEO
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
PRESIDENT
Noller Enterprises
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND PRESIDENT
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
PRESIDENT
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 3, 1997 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Variflex Variable Annuity contractowners and participants. This report is not authorized for distribution to prospective purchasers of Variflex unless it is preceded or accompanied by an effective prospectus.

For More Information Call
1-800-888-2461

www.securitybenefit.com

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                         Report of Independent Auditors


The Contractowners of Variflex
and The Board of Directors of
Security Benefit Life Insurance Company

We have audited the accompanying balance sheet of Variflex (the Company) as of December 31, 1996, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variflex at December 31, 1996, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 7, 1997

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                                    VARIFLEX

                                  Balance Sheet

                                December 31, 1996
                             (DOLLARS IN THOUSANDS)

ASSETS
Investments:

   SBL Fund:

     Series A (Growth Series)-24,335,456 shares at net asset value
     of $24.31 per share (cost, $491,521).........................    $  591,595

     Series B (Growth-Income Series)-25,054,388 shares at net asset
     value of $35.40 per share (cost, $773,880)...................       886,925

     Series C (Money Market Series)-7,202,675 shares at net asset
     value of $12.56 per share (cost, $90,317)....................        90,466

     Series D (Worldwide Equity Series)-36,359,956 shares at net asset
     value of $6.14 per share (cost, $200,363).....................      223,250

     Series E (High Grade Income Series)-9,165,850 shares at net asset
     value of $12.00 per share (cost, $112,408)....................      109,990

     Series J (Emerging Growth Series)-7,055,809 shares at net asset
     value of $18.25 per share (cost, $114,558)....................      128,769

     Series K (Global Aggressive Bond Series)-543,779 shares at net
     asset value of $10.72 per share (cost, $5,880)................        5,829

     Series M (Specialized Asset Allocation Series)-1,803,897 shares
     at net asset value of $12.05 per share (cost, $19,971)........       21,737

     Series N (Managed Asset Allocation Series)-994,920 shares at net
     asset value of $12.02 per share (cost, $10,791)...............       11,959

     Series O (Equity Income Series)-2,684,197 shares at net asset value
     of $14.01 per share (cost, $33,684)...........................       37,606

     Series S (Social Awareness Series)-2,796,723 shares at net asset
     value of $19.08 per share (cost, $43,382).....................       53,361
                                                                      ----------
Total assets                                                          $2,161,487
                                                                      ==========

                            See accompanying notes.

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LIABILITIES AND NET ASSETS

Mortality guarantee payable                                           $       37
Net assets are represented by (Note 3):
                                     ----------------------------
                                       NUMBER    UNIT
                                     OF UNITS    VALUE    AMOUNT
                                     ----------------------------
   Growth Series:
     Accumulation units.............12,885,505  $45.75   $589,560
     Annuity reserves...............    44,385   45.75      2,031        591,591
                                                         --------
   Growth-Income Series:
     Accumulation units.............18,986,176   46.58    884,317
     Annuity reserves...............    56,114   46.58      2,614        886,931
                                                         --------
   Money Market Series:
     Accumulation units............. 4,933,370   18.26     90,095
     Annuity reserves...............    20,313   18.26        371         90,466
                                                         --------
   Worldwide Equity Series:
     Accumulation units.............15,365,862   14.51    222,983
     Annuity reserves...............    18,348   14.51        266        223,249
                                                         --------
   High Grade Income Series:
     Accumulation units............. 5,051,175   21.68    109,531
     Annuity reserves...............    21,148   21.68        459        109,990
                                                         --------
   Emerging Growth Series:
     Accumulation units............. 7,123,183   18.03    128,442
     Annuity reserves...............    18,109   18.03        326        128,768
                                                         --------
   Global Aggressive Bond Series:
     Accumulation units.............   485,157   12.00      5,823
     Annuity reserves...............       480   12.00          6          5,829
                                                         --------
   Specialized Asset Allocation Series:
     Accumulation units............. 1,806,999   12.00     21,692
     Annuity reserves...............     3,738   12.00         45         21,737
                                                         --------
   Managed Asset Allocation Series:
     Accumulation units............. 1,000,455   11.87     11,880
     Annuity reserves...............     6,665   11.87         79         11,959
                                                         --------
   Equity Income Series:
     Accumulation units............. 2,727,172   13.78     37,586
     Annuity reserves...............     1,466   13.78         20         37,606
                                                         --------
   Social Awareness Series:
     Accumulation units............. 2,829,942   18.74     53,021
     Annuity reserves...............    16,185   18.74        303         53,324
                                                         --------
                                                                      ----------
Total liabilities and net assets....                                  $2,161,487
                                                                      ==========

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                                    VARIFLEX

                Statement of Operations and Changes in Net Assets

                          Year ended December 31, 1996
                                 (IN THOUSANDS)

                                                               HIGH
                                  GROWTH-  MONEY   WORLDWIDE   GRADE   EMERGING
                         GROWTH   INCOME   MARKET   EQUITY    INCOME    GROWTH
                         SERIES   SERIES   SERIES   SERIES    SERIES    SERIES
                         -------------------------------------------------------

Dividend
distributions......... $ 4,003   $ 17,133   $ 3,780  $ 6,404   $ 6,701   $  202

Expenses (Note 2):

 Mortality and
 expense risk fee.....  (6,014)    (9,988)   (1,246)  (2,420)   (1,368)  (1,367)

 Administrative fee...    (369)    (1,399)     (122)     (69)     (267)     (22)
                       ---------------------------------------------------------
Net investment
income (loss).........  (2,380)     5,746     2,412    3,915     5,066   (1,187)

Capital gains
distributions.........  24,782     82,844        -     6,043        -     4,663

Realized gain
on investments........  29,813     41,904       785    7,793       459   11,087

Unrealized appreciation
(depreciation) on
 investments..........  40,511     (5,823)     488    10,720    (8,258)   2,657
                       ---------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments........  95,106    118,925    1,273    24,556    (7,799)  18,407
                       ---------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations.......  92,726    124,671    3,685    28,471    (2,733)  17,220

Net assets at
beginning of year....  436,043    745,482   78,686   167,450   116,344   87,329

Variable annuity
deposits
(Notes 2 and 3)......  205,769    161,528   213,354   73,798    45,516   63,675

Terminations and
withdrawal
(Notes 2 and 3)...... (142,679)  (144,272) (204,943) (46,433)  (48,977) (39,303)

Annuity payments
(Notes 2 and 3)......     (255)      (478)     (316)     (33)     (161)    (152)

Net mortality
guarantee transfer...      (13)        -          -        (4)       1       (1)
                      ----------------------------------------------------------
Net assets at
end of year..........   $591,591  $886,931  $90,466  $223,249  $109,990 $128,768
                      ==========================================================

                            See accompanying notes.

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                        GLOBAL      SPECIALIZED    MANAGED
                       AGGRESSIVE     ASSET         ASSET     EQUITY    SOCIAL
                         BOND       ALLOCATION   ALLOCATION   INCOME   AWARENESS
                        SERIES        SERIES       SERIES     SERIES    SERIES
                       ---------------------------------------------------------
Dividend
distributions.........   $  385      $  186        $  57        $ 66      $ 206

Expenses (Note 2):

 Mortality and
 expense risk fee.....      (49)       (197)        (110)       (287)      (539)

 Administrative fee...      (10)        (15)          (9)        (40)       (29)
                       ---------------------------------------------------------
Net investment
income (loss).........      326         (26)         (62)       (261)      (362)

Capital gains
distributions.........       64          86           12           4      1,068

Realized gain
on investments........      165         381          182       1,234      2,212

Unrealized appreciation
(depreciation) on
 investments .........      (60)      1,512          911       3,221      3,689
                       ---------------------------------------------------------
Net realized and
unrealized gain
on investments........      169       1,979        1,105       4,459      6,969
                       ---------------------------------------------------------
Net increase in net
assets resulting
from operations.......      495       1,953        1,043       4,198      6,607

Net assets at
beginning of year....     2,188       9,689        5,590       9,755     35,596

Variable annuity
deposits
(Notes 2 and 3)......     5,122      13,786        6,553      29,396     16,769

Terminations and
withdrawal
(Notes 2 and 3)......    (1,974)     (3,686)      (1,220)     (5,738)    (5,604)

Annuity payments
(Notes 2 and 3)......        (2)         (2)          (5)         (3)        (7)

Net mortality
guarantee transfer...         -          (3)          (2)         (2)       (37)
                       ---------------------------------------------------------
Net assets at
end of year..........   $ 5,829     $21,737      $11,959     $37,606    $53,324
                       =========================================================

VARIFLEX
Notes to Financial Statements
December 31, 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series
- emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on high total return).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), which is owned 50% by SBL and 50% by Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series and has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series. SMC has also entered into agreements with Templeton Quantitative Advisors, Inc. and Meridian Investment Management Corporation to provide certain quantitative research services with respect to the Specialized Asset Allocation Series.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

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1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The cost of investments purchased and proceeds from investments sold during 1996 were as follows (In Thousands):

                                          COST OF      PROCEEDS FROM
                                          PURCHASES         SALES
                                          --------------------------
Growth Series...........................   $247,011        $161,782
Growth-Income Series....................    270,233         164,899
Money Market Series.....................    122,800         112,293
Worldwide Equity Series.................     89,191          51,904
High Grade Income Series................     55,000          53,555
Emerging Growth Series..................     70,096          42,400
Global Aggressive Bond Series...........      5,717           2,181
Specialized Asset Allocation Series.....     14,523           4,368
Managed Asset Allocation Series.........      6,962           1,693
Equity Income Series....................     30,483           7,088
Social Awareness Series.................     18,705           6,841

SBG's investment in the subaccounts represented the following number of units and contract value of Variflex contracts owned at December 31, 1996 (DOLLARS IN THOUSANDS):

                                       NUMBER OF UNITS            CONTRACT VALUE
                                      ------------------------------------------

Global Aggressive Bond Series........          99,992                    $1,200
Managed Asset Allocation Series......         230,000                     2,730

ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

VARIFLEX
Notes to Financial Statements
December 31, 1996


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

A contingent deferred sales charge is assessed by SBL against certain withdrawals during the first eight years of the contract, declining from 8% in the first year to 1% in the eighth year. Such surrender charges and other contract charges totaled $1,285,380 during 1996.

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3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                       UNITS
Growth Series:
   Variable annuity deposits....................................        4,887
   Terminations, withdrawals and annuity payments...............        3,508

Growth-Income Series:
   Variable annuity deposits....................................        3,756
   Terminations, withdrawals and annuity payments...............        3,412

Money Market Series:
   Variable annuity deposits....................................       11,926
   Terminations, withdrawals and annuity payments...............       11,446

Worldwide Equity Series:
   Variable annuity deposits....................................        5,428
   Terminations, withdrawals and annuity payments...............        3,434

High Grade Income Series:
   Variable annuity deposits....................................        2,124
   Terminations, withdrawals and annuity payments...............        2,314

Emerging Growth Series:
   Variable annuity deposits....................................        3,810
   Terminations, withdrawals and annuity payments...............        2,316

Global Aggressive Bond Series:
   Variable annuity deposits....................................          455
   Terminations, withdrawals and annuity payments...............          174

Specialized Asset Allocation Series:
   Variable annuity deposits....................................        1,233
   Terminations, withdrawals and annuity payments...............          333

Managed Asset Allocation Series:
   Variable annuity deposits....................................          594
   Terminations, withdrawals and annuity payments...............          112

Equity Income Series:
   Variable annuity deposits....................................        2,346
   Terminations, withdrawals and annuity payments...............          456

Social Awareness Series:
   Variable annuity deposits....................................          939
   Terminations, withdrawals and annuity payments...............          322

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[SBG LOGO]                                                       BULK RATE
The Security Benefit Group of Companies                      U.S. POSTAGE PAID
700 SW Harrison St.,                                             TOPEKA, KS
Topeka, Kansas 66636-0001                                      PERMIT NO. 428